Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Accumulated Depreciation [Abstract]
Depreciation and amortization	$ (6,192)	$ (7,090)
Vessels [Member]
Cost [Abstract]
Beginning balance	120,543	112,375	$ 112,375
Additions	598		46,421
Transfer to "Vessel held for sale"	0		(18,500)
Disposals	(36,250)		(19,753)
Ending balance	84,891		120,543
Accumulated Depreciation [Abstract]
Beginning balance	(9,954)	$ (7,556)	(7,556)
Depreciation and amortization	(5,112)		(7,982)
Transfer to "Vessel held for sale"	0		4,098
Disposals	6,248		1,486
Ending balance	(8,818)		(9,954)
Net book value	$ 76,073		$ 110,589